FINANCIAL RISK MANAGEMENT (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 1,081,642		$ 1,142,004	$ 949,327	$ 753,497
Cash on hand	8,974		8,562
Bank balance	331,218		330,430
Overnight	282,164		239,292
Other financial assets, current	383,984	$ 275,549	559,919
Other financial assets	320,977		221,188
Trade debtors, other accounts receivable and Current accounts receivable	1,162,582	1,202,945	1,214,050
Accounts receivable from entities related, current	1,077,561		1,175,796
Other financial assets	58,700		88,090
Other current financial liabilities	1,430,789		1,300,949
Trade and other accounts payables, current	1,674,303	$ 1,673,010	1,695,202
Accounts payable to entities related, current	382		760
Other financial liabilities, not current	5,864,910		6,605,508
Accounts payable, not current	483,656		498,832
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	1,037,989		1,112,346
Cash on hand	8,974		8,562
Bank balance	331,218		330,430
Overnight	282,164		239,292
Time deposits	415,633		534,062
Other financial assets, current	17,411		23,918
Other financial assets	17,411		23,918
Trade debtors, other accounts receivable and Current accounts receivable	1,162,582		1,214,050
Accounts receivable from entities related, current	2,931		2,582
Other financial assets	58,700		87,571
Accounts receivable, non-current	5,381		6,891
Other current financial liabilities	1,397,156		1,288,749
Trade and other accounts payables, current	1,674,303		1,695,202
Accounts payable to entities related, current	382		760
Other financial liabilities, not current	5,864,570		6,602,891
Accounts payable, not current	483,656		498,832
Book Value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	1,037,989		1,112,346
Cash on hand	8,974		8,562
Bank balance	331,218		330,430
Overnight	282,164		239,292
Time deposits	415,633		534,062
Other financial assets, current	17,411		23,918
Other financial assets	17,411		23,918
Trade debtors, other accounts receivable and Current accounts receivable	1,162,582		1,214,050
Accounts receivable from entities related, current	2,931		2,582
Other financial assets	58,700		87,571
Accounts receivable, non-current	5,381		6,891
Other current financial liabilities	1,578,835		1,499,495
Trade and other accounts payables, current	1,674,303		1,695,202
Accounts payable to entities related, current	382		760
Other financial liabilities, not current	5,893,387		6,738,872
Accounts payable, not current	$ 483,656		$ 498,832